ROU Assets and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Operating Lease Liabilities [Line Items]
Right-of-use assets	$ 88,173	$ 185,684
Operating lease liabilities
Current	80,705	117,818
Non-current		81,284
Total operating lease liabilities	$ 80,705	$ 199,102
Weighted average remaining lease terms (in years)	11 months 1 day	1 year 11 months 1 day
ROU assets obtained in exchange for operating lease liabilities			$ 288,928
Amortization of ROU assets	96,581	96,697	71,094
Interest on operating lease liabilities	5,560	10,276	1,722
Total operating lease expenses, included within Occupancy Costs	$ 102,141	$ 106,973	$ 72,816
Office at China Insurance Group Building, Hong Kong One [Member]
Schedule of Operating Lease Liabilities [Line Items]
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027